Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Aug 31, 2012
Document Effective Date	Aug 31, 2012
Prospectus Date	Jan 31, 2012

Virtus Global Infrastructure Fund,

a Series of Virtus Opportunities Trust

Supplement dated August 31, 2012 to the Summary Prospectus dated January 31, 2012,

the Statutory Prospectus dated January 31, 2012, as supplemented and revised August 28, 2012,

and the Statement of Additional Information dated August 28, 2012

IMPORTANT NOTICE TO INVESTORS

Effective September 28, 2012, the fund's name will be changed to Virtus Global Dividend Fund. The fund will continue to invest at least 80% of its assets in the equity securities of infrastructure companies, but the description of this strategy will be modified to state: "Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States."

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement [Text Block]	vot6_SupplementTextBlock

Virtus Global Infrastructure Fund,

a Series of Virtus Opportunities Trust

Supplement dated August 31, 2012 to the Summary Prospectus dated January 31, 2012,

the Statutory Prospectus dated January 31, 2012, as supplemented and revised August 28, 2012,

and the Statement of Additional Information dated August 28, 2012

IMPORTANT NOTICE TO INVESTORS

Effective September 28, 2012, the fund's name will be changed to Virtus Global Dividend Fund. The fund will continue to invest at least 80% of its assets in the equity securities of infrastructure companies, but the description of this strategy will be modified to state: "Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States."

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

VIRTUS GLOBAL INFRASTRUCTURE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot6_SupplementTextBlock

Virtus Global Infrastructure Fund,

a Series of Virtus Opportunities Trust

Supplement dated August 31, 2012 to the Summary Prospectus dated January 31, 2012,

the Statutory Prospectus dated January 31, 2012, as supplemented and revised August 28, 2012,

and the Statement of Additional Information dated August 28, 2012

IMPORTANT NOTICE TO INVESTORS

Effective September 28, 2012, the fund's name will be changed to Virtus Global Dividend Fund. The fund will continue to invest at least 80% of its assets in the equity securities of infrastructure companies, but the description of this strategy will be modified to state: "Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States."

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012